Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Going Concern [Abstract]
Working capital deficit	$ (18,389)
Cash and cash equivalents, including restricted cash	18,267	$ 12,393	$ 6,370	$ 23,328
Net income	8,605	1,682
Cash flow from operations	$ 13,947	$ 9,347